Post-employment benefit plans	6 Months Ended
Jun. 30, 2026
Employee Benefits [Abstract]
Post-employment benefit plans	Post-employment benefit plans
Post-employment benefit plans cost
We provide pension and other benefits for most of our employees. These include defined benefit (DB) pension plans, defined contribution (DC) pension plans and other post-employment benefits (OPEBs).
Components of post-employment benefit plans service cost

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
DB pension	(27)	(31)	(55)	(61)
DC pension	(31)	(30)	(71)	(70)
OPEBs	(1)	(1)	(1)	(1)
Less:
Capitalized benefit plans cost	13	17	27	33
Total post-employment benefit plans service cost	(46)	(45)	(100)	(99)
Components of post-employment benefit plans financing income

	Three months		Six months
For the period ended June 30	2026	2025	2026	2025
DB pension	43	33	88	66
OPEBs	(7)	(7)	(15)	(15)
Total net return on post-employment benefit plans	36	26	73	51